Nature of Business (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of states with premiums greater than 5%

The following table identifies states with premiums greater than 5% of total direct premium and states with deposits on annuity contracts greater than 5% of total deposits:

				Deposits on
	Direct Life and Health Premium			Annuity Contracts

	2019	2018	2017	2019	2018	2017
Michigan	60%	62%	62%	6%	7%	9%
Texas	25	24	24	5	*	5
California	5	5	5	*	*	6
Pennsylvania	*	*	*	7	8	8
Iowa	*	*	*	5	6	7
Florida	*	*	*	5	6	*
Indiana	*	*	*	*	5	6
Wisconsin	*	*	*	6	5	6

*Less than 5%